CONSOLIDATED BALANCE SHEETS (Parenthetical) (CNY)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, Par value	0.0000097	0.0000097
Ordinary shares, Authorized	38,000,000,000	38,000,000,000
Ordinary shares, Issued	190,831,943	190,831,943
Ordinary shares, outstanding	190,831,943	190,831,943
Treasury stock, shares	10,145,200	10,145,200